Finance income and costs (Tables)	9 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
Finance income
Interest income	—	0.1	—	0.6
Reversal of impairment loss on short term investments (a)	2.8	—	—	—
Net foreign exchange gains on translation of financial assets and liabilities	7.6	1.0	—	5.7
Total finance income	10.4	1.1	—	6.3
Interest expense (b)	(15.4)	(14.6)	(43.0)	(43.6)
Net impairment loss on short term investments (a)	—	—	(9.6)	—
Net foreign exchange losses arising on translation of financial assets and liabilities	—	—	(4.5)	—
Net pension interest costs	(0.4)	(0.6)	(1.2)	(2.0)
Amortization of borrowing costs	(0.5)	(0.5)	(1.5)	(1.5)
Net fair value losses on derivatives held at fair value through profit or loss (c)	(9.1)	(1.1)	(12.7)	(3.4)
Financing costs incurred on new or amended debt (d)	—	—	(17.9)	—
Total finance costs	(25.4)	(16.8)	(90.4)	(50.5)
Net finance costs	(15.0)	(15.7)	(90.4)	(44.2)
(a) For the nine months ended September 30, 2021, the Company has a net impairment charge of €9.6 million related to its short-term investments. An impairment was recognized in March 2021 but has since been partially reversed in the three months ended September 30, 2021. These reversals are presented as finance income in the period in the three months ended September 30, 2021.
(b) Interest expense includes interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss and is shown net of gains recycled from the cash flow hedge reserve on cross currency interest rate swaps.
(c) For the nine months ended September 30, 2021, net fair value losses on derivatives held at fair value through profit or loss includes a one-off non-cash charge of €7.8 million for changes to cross currency interest rate swaps as disclosed in Note 12.
(d) For the nine months ended September 30, 2021, charges of €17.9 million have been recognized as a consequence of the refinancing in June 2021, as disclosed in Note 12. Of this, €10.1 million relates to the extinguishment of the previous debts, including the write-off of deferred transaction costs.